ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of accrued expenses
Accrued expenses consisted of the following:

	December 31, 2017	December 31, 2016
Inventory-related accruals	$1,132,410	$810,027
Inventory intermediation arrangements	244,287	225,524
Accrued transportation costs	83,800	89,830
Excise and sales tax payable	118,515	86,046
Renewable energy credit and emissions obligations	26,231	70,158
Accrued utilities	42,189	44,190
Accrued refinery maintenance and support costs	35,674	28,670
Accrued construction in progress	18,765	35,149
Accrued interest	23,419	34,964
Accrued salaries and benefits	58,589	17,466
Environmental liabilities	8,289	9,434
Customer deposits	16,133	9,215
Other	16,093	17,573
	$1,824,394	$1,478,246